Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

NOTE 10 – NOTES PAYABLE

Convertible Notes

Convertible Note Payable to Former Parent

As of June 30, 2020, the Company had an amount of $82,458 in convertible notes payable to Former Parent outstanding.

15% Senior Secured Convertible Promissory Notes

During the six months ended June 30, 2020, the Company repaid an aggregate of $450,000 in 15% senior secured convertible promissory notes.

12% Secured Convertible Note

During the six months ended June 30, 2020, the Company repaid the $75,000 12% secured convertible promissory note.

Other Convertible Notes

During the six months ended June 30, 2020, the Company repaid a $25,000 other convertible note payable.

As of June 30, 2020 and December 31, 2019, the Company has another convertible note payable in the amount of $100,000 which is included within convertible notes payable. See Note 11 – Commitments and Contingencies – Litigation, Claims and Assessments for details related to the $100,000 other convertible note payable.

Other Notes Payable

On May 9, 2020, the Company entered into a Paycheck Protection Program Promissory Note and Agreement with Greater Nevada Credit Union, pursuant to which the Company received loan proceeds of $866,300 (the “PPP Loan”). The PPP Loan was made under, and is subject to the terms and conditions of, the PPP which was established under the CARES Act and is administered by the U.S. Small Business Administration. The current term of the PPP Loan is two years with a maturity date of May 9, 2022 and contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan will be deferred for the first six months of the term of the PPP Loan until November 9, 2020. Principal and interest are payable monthly and may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Under the terms of the CARES Act, recipients can apply for and receive forgiveness for all, or a portion of loans granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”), and on the maintenance of employee and compensation levels during the eight-week period following the funding of the PPP Loan. The Company believes that it has been using the proceeds of the PPP Loan, for Qualifying Expenses. However, no assurance is provided that the Company will be able to obtain forgiveness of the PPP Loan in whole or in part.

On May 14, 2019, the Company issued a $91,000 promissory note to a related party. The note has a stated interest rate of 15% over the original term of one year with monthly interest payments. The note becomes due in one year or the first day the Company trades publicly on an exchange. This note was repaid in full during the first quarter of 2020.

On October 10, 2019, the Company issued a $300,000 five-year promissory note to a former franchisee with an eight percent interest rate. During the three and six months ended June 30, 2020, the Company repaid $13,377 and $25,873, respectively, of the five-year promissory note.

During December 2019, the Company issued a note payable in the principal amount of $300,000. The note has an original issue discount of 20%. The note become due in full on or before February 21, 2020. The note has been repaid during the first quarter of 2020.

On February 3, 2020, the Company issued a note payable in the principal amount of $150,000. The note has an original issue discount of 20%. The note become due in full on or before February 21, 2020. The note has been repaid during the first quarter of 2020.

As of June 30, 2020, the Company had an aggregate amount of $1,132,864 and $0 in other notes payable and other notes payable, related party, respectively. The notes had interest rates ranging between 1% - 8% per annum, due on various dates through October 10, 2024.

The maturities of other notes payable as of June 30, 2020, are as follows:

Principal
Repayments due as of	Amount
06/30/2021	$435,733
06/30/2022	542,231
06/30/2023	62,875
06/30/2024	68,094
06/30/2025	23,931
$1,132,864

NOTE 11 –NOTES PAYABLE

15% Senior Secured Convertible Promissory Notes

From September 12, 2018 through December 31, 2018, the Company entered into Securities Purchase Agreements (“SPAs”) with several accredited investors (the “Investors”) providing for the sale by the Company to the investors of 15% Senior Secured Convertible Promissory Notes (the “15% Notes”) in the aggregate amount of $2,165,000, which included $635,000 in other notes payable that were converted into 15% Notes. The Notes bear interest at 15% per annum paid quarterly and mature 18 months from issuance. In addition to the 15% Notes, the Investors also received 154,643 five year warrants to purchase common stock of the Company (the “Warrants”) that entitles the holder to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company at an exercise price of $8.40.

From January 1, 2019 through May 24, 2019, the Company entered into SPAs with several accredited Investors providing for the sale by the Company to the Investors of 15% Notes in the aggregate amount of $2,973,000, of which a $100,000 was to related parties. In addition to the 15% Notes, the Investors also received 212,354 five year warrants to purchase common stock of the Company (the “Warrants”) that entitles the holder to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company at an exercise price of $8.40.

The Investors may elect to convert all or part of the 15% Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $7.00 (the “Fixed Conversion Price”); provided, however, in the event the per share price of a public offering multiplied by twenty-five percent (25%), as amended on April 10, 2019, at the time of the listing of the shares of common stock on an exchange (the “Listing Event”) is less than $7.00 (the “Discounted Public Offering Price”) then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be $5.25 and the Discounted Public Offering Price shall be the public offering multiplied by forty five percent (17.50%), as amended on April 10, 2019, at the time of the Listing Event. Upon the occurrence of a Listing Event or the sale or license of all or substantially all of the Company’s assets (a “Liquidity Event”), the entire unpaid and outstanding principal amount and any accrued interest thereon under this Note shall automatically convert in whole without any further action by the Holder.

The Investors to the 15% Notes, received an aggregate of 366,997 warrants (“Original Warrants”) to purchase common stock of the Company (the “Warrants”) that entitles the holder to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company. The Warrants are exercisable for five years at an exercise price of $8.40. In the event the conversion price is adjusted as contemplated above, then the exercise price shall adjust to equal 120% of the adjusted conversion price. The Investors may exercise the Warrants on a cashless basis.

The Securities Purchase Agreements require that until the Company’s stock is listed on a public exchange (“Listing Event”), a note holder holds the right to designate one member and one observer to the board of directors of the Company and that the Company shall engage an investor relations firm mutually agreed to by the Company and a note holder from the time of the Listing Event until six months after the Listing Event. The Company is also required to engage Insight Advisory as a consultant to provide business and financial advice.

The Company granted the Investors piggyback registration rights with respect to the shares of common stock underlying the Notes and the Warrants.

15% Senior Secured Convertible Promissory Notes, continued

On December 5, 2019, an aggregate of $4,343,000 SPA Notes, were amended and converted, into 2,171,500 shares of our common with an amended conversion price of $2.00. In addition, per the amendments the Company modified the Original Warrants issued of 303,071 with an exercise price of $8.40 to warrants to acquire an aggregate of 1,085,750 shares of common stock of the Company with an exercise price of $2.40.

On December 5, 2019, a $345,000 SPA Notes, was amended and converted, into 138,000 shares of our common stock with an amended conversion price of $2.50. In addition, per the amendments the Company modified the Original Warrants issued of 24,643 with an exercise price of $8.40 to warrants to acquire an aggregate of 69,000 shares of common stock of the Company with an exercise price of $3.00.

12% Secured Convertible Notes

During April 2019, Muscle USA entered into security purchase agreement (“April 2019 SPA”) with the several accredited investors (“April 2019 Investors”) providing for the sale by the Company to the investors of 12% secured convertible notes (“April 2019 Notes”) in the aggregate amount of $3,500,000 (the “April 2019 Offering”).

The April 2019 Notes bear interest at 12% per annum, paid quarterly, and mature 18 months from issuance. The April 2019 Investors may elect to convert all or part of the April 2019 Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $14.00 per share (the “April 2019 Conversion Price”); provided, however, in the event the per share price of a public offering multiplied by fifty percent (50%) at the time of the Company listing on a national exchange (the “April 2019 Discounted Public Offering Price”) is less than $14.00 then the April 2019 Conversion Price shall be reset to equal the lesser of (i) April 2019 Discounted Public Offering Price or (ii) a price per share equal to a $20 million valuation.

In addition to the April 2019 Notes, the Investors also received 125,000 warrants to purchase common stock of the Company (the “April 2019 Warrants”) that entitle the holders to purchase a number of shares equal to 50% of the conversion shares of common stock of the Company. The April 2019 Warrants are exercisable for five years at an exercise price of 115% of the conversion price.

Upon the occurrence of the listing of the Company’s common stock on a national securities exchange, the sale of all or substantially all of the Company’s stock, the sale or licensing of all or substantially all of the Company’s assets or any combination of the foregoing, the entire unpaid and outstanding principal amount and any accrued interest thereon under the April 2019 Notes shall automatically convert in whole without any further action by the holders.

As long as the April 2019 Notes remain outstanding, the Company has agreed that, among other items, it will only use proceeds from the sale of the April 2019 Notes and exercise of the April 2019 Warrants for specific corporate purposes as set forth in the April 2019 SPA, will not incur or permit indebtedness or liens unless permitted and will not enter into variable priced transactions. The Company and the April 2019 Investors entered into Security and Pledge Agreements providing that the obligations to the April 2019 Investors are secured by substantially all of Muscle USA’s assets.

The Company granted the April 2019 Investors piggyback registration rights with respect to the shares of common stock underlying the April 2019 Notes and the April 2019 Warrants.

12% Secured Convertible Notes, continued

On December 5, 2019, an aggregate of $3,175,000 April 2019 Notes, were amended and converted, into 1,270,000 shares of our common stock with an amended conversion price of $2.50. In addition, per the amendments the Company modified the original warrants issued of 113,393 with an exercise price of $16.10 to warrants to acquire an aggregate of 635,000 shares of common stock of the Company with an exercise price of $2.88.

On December 5, 2019, a $250,000 April 2019 Notes, was amended and converted, into 83,333 shares of our common stock with an amended conversion price of $3.00. In addition, per the amendment the Company modified the original warrants issued of 8,929 with an exercise price of $16.10 to warrants to acquire an aggregate of 41,667 shares of common stock of the Company with an exercise price of $3.45.

Other Convertible Notes

On January 4, 2018 the Company issued a $100,000 convertible promissory note. The note bears no stated interest or maturity date. The note as amended and extended on January 29, 2018, will automatically convert into shares of the Company’s common stock upon the earlier of (a) twelve months from the extension date or (b) the approval of the Form 1-A Registration Statement, at a 50% discount to the initial public offering price.

On January 24, 2018 to January 25, 2018, the Company received an aggregate of $150,000 associated with the issuances of convertible promissory notes payable, of which $100,000 were issued to a related party, as amended and extended on or about January 29, 2018, with a stated interest rate of 10% per the original 60-day-term, convertible at the option of the holder into common stock at a price per share of $11.375 (50% of initial public offering price), and, if not converted, will become due and payable along with the principal amount upon the earlier of (a) six months following the extension or (b) the approval of the Form 1-A Registration Statement.

In January 2018, the Company and certain note holders, including related parties, agreed to extend the maturity date of convertible notes payable in the aggregate principal amount of $1,591,800 to be upon the earlier of the closing of the initial public offering, but no later than July 29, 2018.

On February 7, 2018, the Company and a note holder entered into an amendment to a promissory note issued by the Company on May 31, 2017, whereby the parties agreed to (i) extend the term of the note to March 15, 2018, (ii) increase the outstanding balance of the note to $170,000, inclusive of principal and interest and (iii) the Company agreed to payments on the following dates: (a) $70,000 upon entering into the amendment and (b) $100,000 on March 15, 2018. See Note 15 – Litigations, Claims and Assessments for further action taken by the note holder.

During May 8, 2018 to September 30, 2018, the Company received an aggregate of $784,000 associated with the issuances of convertible promissory notes payable, of which $550,000 were issued to a related party. In addition, the Company issued a convertible promissory note of $30,000 for which the proceeds was received by the Former Parent and the Company recorded the corresponding receivable. The notes bear no stated interest or maturity date. The notes are convertible into shares of the Company’s stock upon the earlier of (a) six months from the issue date or (b) the first day the company’s stock is publicly traded or (c) converted at the option of the holder. In connection with the issuances of the convertible promissory notes, the Company issued three-year warrants for the purchase of an aggregate of 58,142 shares of MMI’s common stock at an exercise price of $22.75 per share.

Other Convertible Notes, continued

During July 2018, the Company received an aggregate of $137,000 associated with the issuances of convertible promissory notes payable. The notes bear no stated interest or maturity date. The notes are convertible into shares of the Company’s stock upon the earlier of (a) six months from the issue date or (b) the first day the company’s stock is publicly traded or (c) converted at the option of the holder. In connection with the issuances of the convertible promissory notes, the Company issued three-year warrants for the purchase of an aggregate of 9,785 shares of MMI’s common stock at an exercise price of $22.75 per share.

During the year ended December 31, 2018, convertible notes with an aggregate amount of $1,850,340 were automatically converted into 214,918 shares of the Company’s common stock pursuant to the terms of the notes.

On or about January 23, 2019, the Company and certain note holders, including related parties, agreed to extend the maturity date of the convertible notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $1,550,000, of which $400,000 was to related parties, to be upon the earlier of (a) January 24, 2020 or (b) the first day the company’s stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $1.00 per share. The Company reclassified $12,972 of convertible notes payable at December 31, 2018 to convertible notes payable related parties during the quarter ended September 30, 2019.

During April 2019, the Company repaid convertible notes payable in the aggregate principal amount of $150,000, of which $100,000 belong to related parties. In addition, the company issued 15,952 of the company’s common stock as payment for the interest incurred on the convertible notes payable repaid in the aggregate amount of $111,666.

On December 5, 2019, an aggregate of $1,375,000 of our original other coverable notes, were amended and converted, into 392,850 shares of our common stock with an amended conversion price of $3.50. In addition, per the amendments the Company modified the original warrants issued of 10,713 with an exercise price of $65.31 to warrants to acquire an aggregate of 200,000 shares of common stock of the Company with an exercise price of $3.50.

As of December 31, 2019, and 2018 the Company has another convertible note payable in the amount of $100,000 which is included within convertible notes payable. See Note 15 – Commitments and Contingencies – Litigation, Claims and Assessments for details related to the $100,000 other convertible note payable.

Other Convertible Notes, continued

During the year ended December 31, 2019, as discussed throughout this footnote, various convertible notes where amended and the note holders where induced to convert their notes and the Company incurred inducement expense related to the convertible notes of $15,102,206. The modification was a once of event that only applied to holders willing to convert and therefore was recorded as inducement expense.

During the year ended December 31, 2019, as discussed throughout this footnote, various warrants terms where modified. As a result, the Company recorded warrant modification expense of $5,405,770. In applying the Black-Scholes option pricing model to value the warrants that where modified, the Company used the following assumptions:

For the Years Ended
December 31,
2019
Risk free interest rate	1.55 – 1.62%
Expected term (years)	0.28 – 4.79
Expected volatility	46.69- 52.54%
Expected dividends	0.00%

In accordance with ASC 470-20 “Debt with Conversion and other Options”, the intrinsic value related to the convertible notes results in a beneficial conversion feature which is recorded as a debt discount with a corresponding credit to additional paid in capital. The relative fair value of the warrants at the date of grant is also recorded as a debt discount. As of December 31, 2019, the Company has an aggregate debt discounts on the convertible notes and convertible notes, related parties of $38,918 and $0, net of amortization expenses, related to the warrants and the beneficial conversion feature, respectively, and as of December 31, 2018 the Company recorded aggregate debt discounts on the convertible notes and convertible notes, related parties of $320,030 and $1,226,691, net of amortization expenses, related to the warrants and the beneficial conversion feature, respectively, on the convertible notes. For the year ended December 31, 2019 and 2018 the Company recorded aggregate debt discounts of $548,354 and $548,020, related to the warrants and the beneficial conversion feature, respectively, on the convertible notes, which were amortized over the expected terms of the respective notes.

Other Notes Payable

On January 4, 2018 the Company issued a $25,000 promissory note to a related party. The note has a stated interest of 10% over the original term of sixty days. The note as amended and extended on January 29, 2018 becomes due and payable upon the earlier of (a) six month following the date of extension or (b) the approval of the Form 1-A Registration Statement.

On January 24, 2018, the Company entered into a promissory note with an unrelated third party in the principal amount of $511,765 with a maturity date of March 30, 2018. The note is issued with a 15% original issue discount of which the Company received cash proceeds of $435,000. In connection with the promissory note, the Company issued three-year warrants for the purchase of an aggregate of 11,247 shares of the Company’s common stock with an exercise price per share at 50% of initial public offering price. The grant date fair value of the warrants of $155,104 has been amortized over the terms of the note and was recorded as interest. The warrant contains a cashless exercise provision and piggyback registration rights as to the common stock underlying the warrants subsequent to the filing and effectiveness of the Form 8-A with the Commission following the closing of the initial public offering. In the event of default, the principal amount of the note is to be increased by 30% of the original principal amount and another three-year warrant for the purchase of an additional 11,247 shares of the Company’s common stock with an exercise price per share at 50% of initial public offering price, which together with the original warrant would constitute 100% warrant coverage. On March 30, 2018, the Company had defaulted on the loan and as a result the principal interest amount of the note has increase by $153,529 and the Company issued the additional three-year warrants for the purchase of an aggregate of 11,247 shares of the Company’s common stock with an exercise price per share at 50% of initial public offering price. The grant date fair value of the warrants of $149,951 has been recorded as interest expense. The Company has since defaulted on the note and the note was subsequently converted into Secured Convertible Promissory Notes (see Note 17 Subsequent Events - 15% Senior Secured Convertible Notes).

On or about January 23, 2019, the Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company’s stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $7.00 per share.

During April 2019, the Company repaid other notes payable in the aggregate principal amount of $560,000, of which $335,000 belong to related parties. In addition, the company issued 68,475 of the company’s common stock as payment for the interest incurred on the other notes payable repaid in the aggregate amount of $479,323.

On May 1, 2019, the Company issued a $91,000 promissory note to a related party. The note has a stated interest rate of 15% over the original term of one year with monthly interest payments. The note becomes due in one year or the first day the Company trades publicly on an exchange.

During December 2019, the Company issued a note payable in the principal amount of $300,000. The note has an original issue discount of 20%. The note becomes due in full on or before February 21, 2020. The note has been repaid as of the date of the filing of this report.

On October 10, 2019, the Company issued a note payable in connection with the acquisition of the franchisee location in the amount of $300,000. The note has a stated interest rate of 8% with monthly payments payable over 5 years. See Note 4 – Acquisitions – Bronx Acquisition for details regarding a note payable.

As of December 31, 2019, the Company had an aggregate gross amount of $650,000 in convertible notes payable outstanding, net of debt discount in the amount of $38,918 and a net balance of $611,082 included within convertible notes payable, net of debt discount. As of December 31, 2018, the Company had an aggregate gross amount of $3,428,266 in convertible notes payable outstanding, net of debt discount in the amount of $1,313,259 and a net balance of $2,115,007 included within convertible notes payable, net of debt discount.

As of December 31, 2019, the Company had an aggregate gross amount of $0 in convertible notes payable, related parties, outstanding, net of debt discounts in the amount of $0 and a net balance of $0 included within convertible notes payable, related parties, net of debt discount. As of December 31, 2018, the Company had an aggregate gross amount of $387,028 in convertible notes payable outstanding, net of debt discounts in the amount of $233,462 and a net balance of $153,566 included within convertible notes payable, related parties, net of debt discount.

As of December 31, 2019, the Company had an aggregate amount of $591,807 and 91,000 in other notes payable and other notes payable, related parties, respectively. As of December 31, 2018, the Company had an aggregate amount of $225,000 and 335,000 in other notes payable and other notes payable, related parties, respectively.

As of December 31, 2019, our gross outstanding debt of $1,415,265, together with interest at rates ranging between 10% - 15% per annum, was due on various dates through October 10, 2024. As of December 31, 2019, our outstanding debt was as follows:

Principal
Maturity Date	Amount
Past Due	$182,458
3/31/2020	487,496
6/30/2020	303,747
9/30/2020	113,004
12/31/2020	13,265
03/31/2021	88,533
Thereafter	226,762
$1,415,265